Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events	Note 18 - Subsequent Event Please refer to “Note 18 - Subsequent Events,” of the accompanying consolidated financial statements for additional information.